UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 109.6%

	Shares	Value

CONSUMER DISCRETIONARY — 11.5%
Apollo Group, Cl A (A)(B)*	2,500	$50,200
Coastal Contacts*	3,000	21,300
Ford Motor	4,000	44,640
Gap (A)(B)	8,000	285,760
Hanesbrands (B)*	3,000	100,410
Honda Motor ADR	3,000	90,480
Staples (A)	9,800	112,847
Target (A)	4,000	255,000
Tim Hortons (A)	1,000	49,680
TJX (A)(B)	4,000	166,520
Valassis Communications (A)(B)*	5,000	130,100

		1,306,937

CONSUMER STAPLES — 10.8%
Archer-Daniels-Midland (A)(B)	4,100	110,044
Clorox (A)(B)	1,300	93,990
Colgate-Palmolive (A)	300	31,488
ConAgra Foods (A)	2,500	69,600
Diageo ADR (A)	500	57,120
JM Smucker (A)	2,000	171,280
Kimberly-Clark (A)(B)	3,000	250,350
Kraft Foods Group (A)*	766	34,838
Metro, Cl A	1,000	57,510
Mondelez International, Cl A (A)*	2,300	61,042
PepsiCo (A)	1,100	76,164
Unilever ADR	2,000	74,580
Wal-Mart Stores (A)	2,000	150,040

		1,238,046

ENERGY — 17.8%
Americas Petrogas*	3,000	6,248
Anadarko Petroleum	800	55,048
Atwood Oceanics (A)(B)*	2,000	95,600
Canadian Natural Resources (B)	3,000	90,600
Canyon Services Group	2,000	21,387
Cenovus Energy (A)	2,500	88,275
Chevron	500	55,105
ConocoPhillips (A)	2,800	161,980
DeeThree Exploration*	6,000	41,572
Diamond Offshore Drilling (A)(B)	1,500	103,860
Encana (A)	4,200	94,710
Evolution Petroleum*	4,000	32,800
Hess (A)(B)	3,000	156,780
Ithaca Energy*	2,000	3,865
Marathon Oil (A)	3,000	90,180
Murphy Oil (B)	1,000	60,000
Painted Pony Petroleum, Cl A*	7,000	75,695
Peabody Energy (B)	1,000	27,900
Phillips 66 (A)	1,400	66,024
Suncor Energy (A)(B)	9,000	302,580
Total ADR	1,500	75,600

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY — continued
Transocean	1,000	$45,690
Valero Energy (A)(B)	5,000	145,500
Whiting Petroleum (A)(B)*	3,000	126,060
Xtreme Drilling and Coil Services*	5,000	7,009

		2,030,068

FINANCIALS — 6.8%
Bank of New York Mellon (A)(B)	3,000	74,130
Berkshire Hathaway, Cl B (A)*	500	43,175
CBOE Holdings (A)	6,000	176,940
CME Group, Cl A	1,000	55,930
First Pacific ADR	4,000	22,400
Janus Capital Group (B)	6,000	51,000
JPMorgan Chase (A)(B)	2,000	83,360
Wells Fargo (A)	4,000	134,760
Weyerhaeuser (A)(B)	4,800	132,912

		774,607

HEALTH CARE — 15.9%
Abbott Laboratories (A)	3,500	229,320
Affymetrix (A)*	6,000	19,020
Boston Scientific (A)(B)*	25,000	128,500
Burcon NutraScience*	15,999	63,996
Derma Sciences*	1,000	11,290
GlaxoSmithKline ADR (A)	3,500	157,150
Hologic (A)(B)*	6,000	123,720
Johnson & Johnson (A)	2,500	177,050
Medtronic (A)(B)	3,000	124,740
Merck (A)(B)	4,100	187,083
Natus Medical*	2,000	22,600
Novartis ADR	3,000	181,380
Sanofi ADR (A)	4,000	175,400
Trinity Biotech ADR	15,000	212,100

		1,813,349

INDUSTRIALS — 6.1%
ADT (A)*	1,500	62,265
Bri-Chemical*	4,000	11,014
Delta Air Lines (A)(B)*	5,000	48,150
Exelis	2,000	22,120
Ingersoll-Rand (A)	5,000	235,150
ITT	2,500	52,000
JetBlue Airways*	5,000	26,450
Pentair (A)	719	30,371
Siemens ADR	800	80,728
Tyco International (A)	3,000	80,610
Xylem	2,000	48,520

		697,378

INFORMATION TECHNOLOGY — 25.8%
Advanced Energy Industries (A)*	5,000	59,050
Alcatel-Lucent ADR*	60,000	62,400
Apple (A)	800	476,079
Black Box	4,000	87,680

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
BMC Software (B)*	3,000	$122,100
Canon ADR	1,000	32,150
Cisco Systems (A)(B)	3,400	58,276
Computer Sciences (A)(B)	4,500	137,025
Corning	5,000	58,750
Dell (A)	10,000	92,300
Dolby Laboratories, Cl A (A)*	3,000	94,770
Flextronics International (A)*	8,000	46,160
Google, Cl A (A)(B)*	400	271,908
Hewlett-Packard (A)(B)	8,000	110,800
Hitachi ADR (A)	2,000	104,920
Intel (A)	3,800	82,175
Juniper Networks (A)(B)*	5,000	82,850
Kemet*	8,000	36,320
Lexmark International, Cl A (A)(B)	2,000	42,520
Logitech International	2,000	14,420
Magic Software Enterprises	5,000	22,750
Marchex, Cl A	6,000	24,540
Mastercard, Cl A	200	92,186
Microsoft (A)(B)	7,600	216,866
MKS Instruments (A)	2,000	47,260
Nokia ADR (B)	20,000	53,400
Nuance Communications (B)*	3,000	66,780
Oracle (A)	3,000	93,150
Polycom*	7,000	70,140
QUALCOMM	1,500	87,863
Western Union	2,000	25,400
Xerox (B)	12,000	77,280

		2,950,268

MATERIALS — 12.1%
Agnico-Eagle Mines (A)(B)	4,000	225,960
AuRico Gold (A)(B)*	10,000	83,500
Banro, Cl Warrants*	6,000	27,960
Barrick Gold (A)	8,500	344,249
Dundee Precious Metals*	2,400	22,084
Goldcorp (A)	2,500	113,075
IAMGOLD (A)	2,000	31,180
Lydian International, Cl A*	5,000	11,564
Midway Gold*	5,000	8,500
Newmont Mining (A)(B)	2,000	109,100
North American Palladium*	6,000	9,420
Osisko Mining*	1,500	14,733
Petaquilla Minerals*	8,000	5,160
Queenston Mining*	2,000	8,140
Sabina Gold & Silver*	15,000	43,554
Silver Wheaton (A)(B)	5,000	202,500
Teras Resources*	5,000	3,905
TPC Group*	1,000	44,980
Vista Gold*	10,000	33,300

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares/ Contracts	Value

MATERIALS — continued
Yamana Gold	2,000	$40,420

		1,383,284

TELECOMMUNICATION SERVICES — 1.0%
Vodafone Group ADR (A)	4,000	108,880

UTILITIES — 1.8%
American Electric Power (A)(B)	500	22,220
Entergy (A)(B)	2,000	145,160
Southern	800	37,472

		204,852

TOTAL COMMON STOCK (Cost $11,712,436)		12,507,669

REGISTERED INVESTMENT COMPANIES — 4.8%
CLOSED-END FUNDS — 0.9%

AllianceBernstein Income Fund	5,000	42,850
Korea Fund	1,000	38,250
Royce Value Trust (A)	1,000	25,180

TOTAL CLOSED-END FUNDS (Cost $108,483)		106,280

EXCHANGE TRADED FUNDS — 3.8%

iShares MSCI Japan Small Cap	2,500	107,730
iShares MSCI Singapore	1,000	13,300
ProShares Short Russell 2000	1,000	25,510
Vanguard MSCI Emerging Markets ETF (A)	4,500	186,705
WisdomTree Japan SmallCap Dividend Fund	2,500	104,850

TOTAL EXCHANGE TRADED FUNDS (Cost $452,586)		438,095

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $561,069)		544,375

PURCHASED OPTIONS* — 2.2%
Boston Scientific Call
Expires 1/19/2013, Strike Price $5.00	100	3,200
Expires 1/19/2013, Strike Price $7.50	50	100
Bristol-Myers Squibb Put
Expires 11/17/2012, Strike Price $33.00	20	780
Clean Energy Fuels Put
Expires 1/19/2013, Strike Price $22.00	30	30,000
Cloud Peak Energy Put
Expires 11/17/2012, Strike Price $20.00	10	200
Golden Star Call
Expires 5/18/2013, Strike Price $2.00	340	13,600
iShares Barclays 7-10 Year Put
Expires 1/19/2013, Strike Price $105.00	10	300
iShares MSCI Japan IDX Call
Expires 1/19/2013, Strike Price $11.00	300	600
Expires 1/19/2013, Strike Price $10.00	200	400
iShares Russell 2000 Put
Expires 1/19/2013, Strike Price $70.00	60	3,540
Expires 11/17/2012, Strike Price $75.00	110	1,760
Expires 11/17/2012, Strike Price $72.00	60	360

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2012
(Unaudited)

PURCHASED OPTIONS* — continued

	Contracts/ Shares	Value

Material Select Sector SPDR Put
Expires 1/19/2013, Strike Price $40.00	25	$10,500
Microsoft Call
Expires 1/19/2013, Strike Price $30.00	100	4,900
Nokia Call
Expires 1/18/2014, Strike Price $2.00	100	10,200
Peabody Energy Put
Expires 11/17/2012, Strike Price $28.00	10	1,200
ProShares Short S&P 500 Call
Expires 11/17/2012, Strike Price $40.00	350	—
ProShares Trust II Put
Expires 3/16/2013, Strike Price $30.00	80	3,200
ProShares Ultra QQQ Put
Expires 1/19/2013, Strike Price $45.00	50	5,100
ProShares UltraShort Call
Expires 11/17/2012, Strike Price $31.00	500	42,000
Expires 11/17/2012, Strike Price $32.00	300	15,900
ProShares UltraShort Lehman20 Call
Expires 1/19/2013, Strike Price $30.00	20	60
Rackspace Hosting Put
Expires 3/16/2013, Strike Price $40.00	50	2,750
Expires 1/18/2014, Strike Price $45.00	5	1,600
Salesforce.com Put
Expires 1/18/2014, Strike Price $150.00	5	14,550
Expires 1/19/2013, Strike Price $120.00	10	3,050
Six Flags Entertainment Call
Expires 11/17/2012, Strike Price $65.00	10	100
SPDR S&P 500 ETF Trust Put
Expires 11/17/2012, Strike Price $140.00	20	3,440
Expires 1/19/2013, Strike Price $135.00	100	19,100
Expires 12/22/2012, Strike Price $140.00	50	17,000
Expires 1/19/2013, Strike Price $130.00	50	7,600
Expires 11/17/2012, Strike Price $125.00	100	800
Expires 11/17/2012, Strike Price $130.00	60	960
Expires 11/17/2012, Strike Price $135.00	50	2,750
Suncor Energy Call
Expires 1/18/2014, Strike Price $23.00	20	19,500
Tesla Motors Put
Expires 1/19/2013, Strike Price $25.00	50	11,750

TOTAL PURCHASED OPTIONS (Cost $594,851)		252,850

SHORT-TERM INVESTMENT — 0.5%

Fidelity Institutional Money Market Funds — Money Market Portfolio, Cl I, 0.170% (C) (Cost $59,845)	59,845	59,845

TOTAL INVESTMENTS — 117.0% (Cost $12,928,201)		$13,364,739

SECURITIES SOLD SHORT COMMON STOCK — (16.7)%
CONSUMER DISCRETIONARY — (4.0)%
Amazon.com*	(400)	(93,128)
Charter Communications, Cl A*	(500)	(38,705)
Harley-Davidson	(1,000)	(46,760)
Las Vegas Sands	(500)	(23,220)
Lululemon Athletica*	(1,400)	(96,614)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Netflix (B)*	(200)	$(15,818)
Tesla Motors*	(2,000)	(56,260)
Under Armour, Cl A (B)*	(1,600)	(83,616)

		(454,121)

CONSUMER STAPLES — (0.4)%
Fresh Market*	(500)	(28,355)
Green Mountain Coffee Roasters*	(500)	(12,080)

		(40,435)

ENERGY — (0.3)%
Green Plains Renewable Energy*	(4,000)	(30,920)

FINANCIALS — (1.5)%
Essex Property Trust	(400)	(60,000)
FXCM, Cl A	(6,000)	(54,000)
Simon Property Group	(400)	(60,884)

		(174,884)

HEALTH CARE — (3.6)%
ExamWorks Group*	(10,000)	(140,200)
Intuitive Surgical*	(300)	(162,666)
MAKO Surgical (B)*	(4,000)	(60,600)
OraSure Technologies*	(4,000)	(36,240)
Staar Surgical*	(1,000)	(6,440)

		(406,146)

INDUSTRIALS — (1.1)%
Capstone Turbine*	(32,000)	(32,000)
Iron Mountain	(1,000)	(34,600)
Westport Innovations (B)*	(2,000)	(56,120)

		(122,720)

INFORMATION TECHNOLOGY — (5.7)%
Equinix*	(400)	(72,164)
LinkedIn, Cl A*	(300)	(32,079)
MercadoLibre	(300)	(25,191)
OpenTable*	(500)	(23,485)
Rackspace Hosting (B)*	(2,500)	(159,225)
RealPage*	(2,000)	(43,660)
Salesforce.com (B)*	(1,200)	(175,176)
Universal Display (B)*	(3,500)	(114,730)
VeriFone Systems (B)*	(300)	(8,892)

		(654,602)

MATERIALS — (0.2)%
Intrepid Potash*	(500)	(10,865)
Zoltek (B)*	(2,000)	(13,700)

		(24,565)

TOTAL COMMON STOCK (Proceeds $1,855,293)		(1,908,393)

REGISTERED INVESTMENT COMPANIES — (0.3)%
EXCHANGE TRADED FUND — (0.3)%

iShares MSCI Italy Index Fund	(2,000)	(24,940)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2012
(Unaudited)

REGISTERED INVESTMENT COMPANIES — continued

	Shares/ Contracts	Value

iShares MSCI Spain	(500)	$(14,185)

TOTAL REGISTERED INVESTMENT COMPANIES (Proceeds $56,239)		(39,125)

TOTAL SECURITIES SOLD SHORT — (17.1)% (Proceeds $1,911,532)		$(1,947,518)

WRITTEN OPTIONS* — (0.8)%

Advanced Energy Call
Expires 1/19/2013, Strike Price $15.00	(25)	(250)
Expires 12/22/2012, Strike Price $12.50	(25)	(1,125)
Agnico-Eagle Mines Call
Expires 11/17/2012, Strike Price $57.50	(20)	(2,100)
Expires 1/19/2013, Strike Price $60.00	(20)	(4,000)
American Electric Power Call
Expires 11/17/2012, Strike Price $42.00	(5)	(1,235)
Apollo Group Call
Expires 11/17/2012, Strike Price $32.00	(12)	(48)
Apple Call
Expires 11/17/2012, Strike Price $635.00	(8)	(1,920)
Archer-Daniels-Midland Call
Expires 11/17/2012, Strike Price $29.00	(20)	(100)
Expires 1/19/2013, Strike Price $30.00	(20)	(600)
Atwood Oceanics Call
Expires 11/17/2012, Strike Price $50.00	(10)	(550)
Expires 12/22/2012, Strike Price $50.00	(10)	(1,250)
AuRico Gold Call
Expires 12/22/2012, Strike Price $9.00	(15)	(600)
Expires 3/16/2013, Strike Price $10.00	(15)	(675)
Expires 11/17/2012, Strike Price $8.00	(15)	(900)
Bank of New York Mellon Call
Expires 12/22/2012, Strike Price $26.00	(15)	(450)
BMC Software Call
Expires 12/22/2012, Strike Price $45.00	(15)	(1,875)
Expires 11/17/2012, Strike Price $44.00	(15)	(1,125)
Canadian Natural Resources Call
Expires 12/22/2012, Strike Price $34.00	(10)	(250)
Cisco Systems Call
Expires 11/17/2012, Strike Price $19.00	(30)	(300)
Clorox Call
Expires 11/17/2012, Strike Price $75.00	(5)	(50)
Computer Sciences Call
Expires 12/22/2012, Strike Price $34.00	(25)	(1,250)
Expires 12/22/2012, Strike Price $30.00	(10)	(1,900)
Core Laboratories Put
Expires 3/16/2013, Strike Price $70.00	(5)	(350)
Delta Air Lines Call
Expires 11/17/2012, Strike Price $10.00	(40)	(800)
Expires 12/22/2012, Strike Price $11.00	(20)	(300)
Diamond Offshore Drilling Call
Expires 12/22/2012, Strike Price $72.50	(15)	(2,025)
Entergy Call
Expires 12/22/2012, Strike Price $70.00	(20)	(4,900)
Gap Call
Expires 12/22/2012, Strike Price $33.00	(40)	(13,800)
Expires 12/22/2012, Strike Price $35.00	(40)	(7,480)
Google Call
Expires 11/17/2012, Strike Price $760.00	(4)	(100)
Hanesbrands Call
Expires 1/19/2013, Strike Price $30.00	(10)	(4,200)
Expires 1/19/2013, Strike Price $35.00	(10)	(800)
Hess Call

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2012
(Unaudited)

WRITTEN OPTIONS* — continued

	Contracts	Value

Expires 11/17/2012, Strike Price $57.50	(10)	$(230)
Hewlett-Packard Call
Expires 11/17/2012, Strike Price $18.00	(40)	(40)
Hologic Call
Expires 11/17/2012, Strike Price $22.00	(40)	(800)
Expires 12/22/2012, Strike Price $21.00	(20)	(1,500)
Itron Call
Expires 11/17/2012, Strike Price $45.00	(8)	(440)
Janus Capital Group Call
Expires 12/22/2012, Strike Price $9.00	(20)	(400)
JPMorgan Chase Call
Expires 11/17/2012, Strike Price $43.00	(20)	(620)
Juniper Networks Call
Expires 11/17/2012, Strike Price $19.00	(25)	(100)
Kimberly-Clark Call
Expires 1/19/2013, Strike Price $90.00	(15)	(225)
Expires 11/17/2012, Strike Price $87.50	(15)	(45)
Lexmark International Call
Expires 11/17/2012, Strike Price $22.00	(20)	(900)
MAKO Surgical Put
Expires 11/17/2012, Strike Price $15.00	(40)	(5,800)
Medtronic Call
Expires 11/17/2012, Strike Price $43.00	(15)	(315)
Merck Call
Expires 11/17/2012, Strike Price $48.00	(40)	(240)
Murphy Oil Call
Expires 11/17/2012, Strike Price $62.50	(10)	(750)
Netflix Put
Expires 11/17/2012, Strike Price $60.00	(2)	(50)
Newmont Mining Call
Expires 11/17/2012, Strike Price $60.00	(10)	(140)
Nuance Communications Call
Expires 11/17/2012, Strike Price $24.00	(15)	(150)
Silver Wheaton Call
Expires 12/22/2012, Strike Price $41.00	(20)	(4,100)
Expires 11/17/2012, Strike Price $44.00	(20)	(660)
Suncor Energy Call
Expires 11/17/2012, Strike Price $35.00	(20)	(600)
TJX Call
Expires 11/17/2012, Strike Price $47.50	(20)	(200)
Under Armour Put
Expires 12/22/2012, Strike Price $47.50	(10)	(950)
Expires 11/17/2012, Strike Price $50.00	(5)	(400)
Universal Display Put
Expires 12/22/2012, Strike Price $25.00	(15)	(900)
Expires 11/17/2012, Strike Price $27.00	(7)	(280)
Valassis Communications Call
Expires 12/22/2012, Strike Price $25.00	(25)	(5,125)
Valero Energy Call
Expires 11/17/2012, Strike Price $33.00	(10)	(150)
VeriFone Systems Put
Expires 11/17/2012, Strike Price $31.00	(3)	(585)
Westport Innovations Put
Expires 12/22/2012, Strike Price $23.00	(10)	(900)
Weyerhaeuser Call
Expires 1/19/2013, Strike Price $30.00	(20)	(720)
Whiting Petroleum Call
Expires 12/22/2012, Strike Price $49.00	(15)	(825)
Expires 11/17/2012, Strike Price $46.00	(15)	(450)
Xerox Call
Expires 1/19/2013, Strike Price $7.50	(20)	(140)
Expires 11/17/2012, Strike Price $7.00	(40)	(120)
Zoltek Put
Expires 12/22/2012, Strike Price $7.50	(10)	(900)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
OCTOBER 31, 2012 (Unaudited)

WRITTEN OPTIONS* — continued

Value

TOTAL WRITTEN OPTIONS (Premiums Received $144,797)	$(88,058)

   Percentages are based on Net Assets of $11,418,688.

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for an open short position.
(B)	Underlying security for a written/purchased option.
(C)	The reporting rate is the 7-day effective yield as of October 31, 2012.
†	At October 31, 2012, the tax basis cost of the Fund’s investments excluding written options and securities sold short was $12,928,201, and the unrealized appreciation and depreciation were $1,798,645 and $(1,362,107) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$12,507,669	$—	$—	$12,507,669
Registered Investment
Companies	544,375	—	—	544,375
Purchased Options	252,850	—	—	252,850
Short-Term Investment	59,845	—	—	59,845

Total Investments in Securities	$13,364,739	$—	$—	$13,364,739

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(1,908,393)	$—	$—	$(1,908,393)
Registered Investment
Companies	(39,125)	—	—	(39,125)
Written Options	(88,058)	—	—	(88,058)

Total Liabilities	$(2,035,576)	$—	$—	$(2,035,576)

During the period ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended October 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

GRT-QH-002-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: 12/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Micheal Beattie
Michael Beattie
President

Date: 12/26/12

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: 12/26/12